Description of Business - Schedule of Vessels (Table) (Details)	12 Months Ended
	Dec. 31, 2019 Unit
Global Ship Lease 3 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	GSL Matisse
Capacity in TEUs	2,262	[2]
Year Built	1999
Global Ship Lease 4 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	Utrillo
Capacity in TEUs	2,262	[2]
Year Built	1999
Earliest Charter Expiry Date	1Q20
Global Ship Lease 5 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	GSL Keta
Capacity in TEUs	2,207	[2]
Year Built	2003
Earliest Charter Expiry Date	1Q20
Global Ship Lease 6 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	GSL Julie
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	1Q20
Global Ship Lease 7 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	Kumasi
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	4Q20
Global Ship Lease 8 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	Marie Delmas
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	4Q20
Global Ship Lease 9 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	GSL La Tour
Capacity in TEUs	2,272	[2]
Year Built	2001
Earliest Charter Expiry Date	4Q20
Global Ship Lease 10 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	Manet
Capacity in TEUs	2,272	[2]
Year Built	2001
Earliest Charter Expiry Date	2Q20
Global Ship Lease 12 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Château d’If
Capacity in TEUs	5,089	[2]
Year Built	2007
Earliest Charter Expiry Date	4Q20
Global Ship Lease 13 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Thalassa
Capacity in TEUs	11,040	[2]
Year Built	2008
Earliest Charter Expiry Date	4Q25
Global Ship Lease 14 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Jamaica
Capacity in TEUs	4,298	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 15 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Sambhar
Capacity in TEUs	4,045	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 16 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM America
Capacity in TEUs	4,045	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 20 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	MSC Tianjin
Capacity in TEUs	8,603	[2]
Year Built	2005
Earliest Charter Expiry Date	2Q24	[3]
Global Ship Lease 21 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	MSC Qingdao
Capacity in TEUs	8,603	[2]
Year Built	2004
Earliest Charter Expiry Date	2Q24	[3]
Global Ship Lease 22 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	GSL Ningbo
Capacity in TEUs	8,603	[2]
Year Built	2004
Earliest Charter Expiry Date	3Q20
Global Ship Lease 23 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	CMA CGM Berlioz
Capacity in TEUs	6,621	[2]
Year Built	2001
Earliest Charter Expiry Date	2Q21
Global Ship Lease 26 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	GSL Valerie
Capacity in TEUs	2,824	[2]
Year Built	2005
Earliest Charter Expiry Date	2Q20
Global Ship Lease 30 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Eleni
Capacity in TEUs	7,847	[2]
Year Built	2004
Earliest Charter Expiry Date	3Q24
Global Ship Lease 31 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Kalliopi
Capacity in TEUs	7,847	[2]
Year Built	2004
Earliest Charter Expiry Date	4Q22	[4]
Global Ship Lease 32 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Grania
Capacity in TEUs	7,847	[2]
Year Built	2004
Earliest Charter Expiry Date	3Q22	[4]
Global Ship Lease 33 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Liberia
Vessel Name	GSL Vinia
Capacity in TEUs	6,080	[2]
Year Built	2004
Earliest Charter Expiry Date	2Q24
Global Ship Lease 34 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Liberia
Vessel Name	GSL Christel Elisabeth
Capacity in TEUs	6,080	[2]
Year Built	2004
Earliest Charter Expiry Date	2Q24
GSL Alcazar Inc. [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Marshall Islands
Vessel Name	CMA CGM Alcazar
Capacity in TEUs	5,089	[2]
Year Built	2007
Earliest Charter Expiry Date	4Q20
Aris Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Maira
Capacity in TEUs	2,506	[2]
Year Built	2000
Earliest Charter Expiry Date	1Q20
Aphrodite Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Nikolas
Capacity in TEUs	2,506	[2]
Year Built	2000
Earliest Charter Expiry Date	1Q20
Athena Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Newyorker
Capacity in TEUs	2,506	[2]
Year Built	2001
Earliest Charter Expiry Date	1Q20
Hephaestus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Dolphin II
Capacity in TEUs	5,095	[2]
Year Built	2007
Earliest Charter Expiry Date	3Q20
Pericles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Athena
Capacity in TEUs	2,762	[2]
Year Built	2003
Earliest Charter Expiry Date	1Q20
Zeus One Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Orca I
Capacity in TEUs	5,095	[2]
Year Built	2006
Earliest Charter Expiry Date	2Q20	[5]
Leonidas Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Agios Dimitrios
Capacity in TEUs	6,572	[2]
Year Built	2011
Earliest Charter Expiry Date	4Q23
Alexander Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Mary
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	3Q23
Hector Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Kristina
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	2Q24
Ikaros Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Katherine
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	1Q24
Tasman Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Tasman
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	2Q22	[6]
Hudson Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Dimitris Y
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	2Q21
Drake Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Ian H
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	1Q21
Philippos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Alexandra
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	1Q24
Aristoteles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Alexis
Capacity in TEUs	6,882	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q24
Menelaos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Olivia I
Capacity in TEUs	6,882	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q24
Laertis Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	UASC Al Khor
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q22
Penelope Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Maira XL
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	2Q20
Telemachus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Anthea Y
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	2Q20

[1]	All subsidiaries are 100% owned, either directly or indirectly;
[2]	Twenty-foot Equivalent Units;
[3]	Five-year charters which commenced 2Q2019;
[4]	Additional 12 - 24 month extension at charterer’s option;
[5]	Rate increases to $10,000 per day from June 3, 2020;
[6]	Additional 12 - month extension at charterer’s option, callable in 2Q2022 at an increased rate of $20,000 per day.